Description of business and significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Description of business and significant accounting policies

1. Description of business and significant accounting policies

Bonso Electronics International Inc. ("the Company") and its subsidiaries (collectively, the "Group") are engaged in the designing, manufacturing and selling of a comprehensive line of electronic scales and weighing instruments, pet electronics products and other products.

The consolidated financial statements have been prepared in United States dollars and in accordance with generally accepted accounting principles in the United States of America. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management include valuation of inventories, allowance for trade receivables and the impairment of long-lived assets. Actual results could differ from those estimates.

The Group sustained operating losses in fiscal years ended March 31, 2012, 2013 and 2014, including a net loss of $221,000 in the fiscal year ended March 31, 2014.

Notwithstanding the operating losses sustained in the last three fiscal years, the accompanying consolidated financial statements have been prepared on a going concern basis. Management believes the Group will have sufficient working capital to meet its financing requirements based upon their experience and their assessment of the Group's projected performance, credit facilities and banking relationships.

Pursuant to an agreement signed on March 30, 2009, Korona Haushaltswaren GmbH & Co. KG ("Korona"), an indirect subsidiary of the Company, agreed to sell all of its major assets, comprising trade receivables, inventories, intellectual property rights and toolings, to a third party purchaser at a consideration of approximately EUR 1,990,000 (or USD 2,606,000).  The Group decided to liquidate Korona after the completion of the sale.  A gain from liquidation of subsidiary of $1,448,000 was recorded for the fiscal year ended March 31, 2012. The liquidation of Korona was completed in February 2012.

Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries after elimination of inter-company accounts and transactions.

Acquisitions of companies have been consolidated from the date on which control of the net assets and operations was transferred to the Group.

Acquisitions of companies are accounted for using the purchase method of accounting.

Cash and cash equivalents
(b)	Cash and cash equivalents

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less.  Cash equivalents are stated at cost, which approximates fair value because of the short-term maturity of these instruments.

Inventories
(c)	Inventories

Inventories are stated at the lower of cost, as determined on a first-in, first-out basis, or market. Costs of inventories include purchase and related costs incurred in bringing the products to their present location and condition. Market value is determined by reference to the selling price after the balance sheet date or to management estimates based on prevailing market conditions. The Company routinely reviews its inventories for their salability and for indications of obsolescence to determine if inventory carrying values are higher than market value. Some of the significant factors the Company considers in estimating the market value of its inventories include the likelihood of changes in market and customer demand and expected changes in market prices for its inventories.

Trade receivables
(d)	Trade receivables

Trade receivables are recorded at the invoiced amount, net of allowances for doubtful accounts and sales returns. The allowance for doubtful accounts is the Group's best estimate of the amount of probable credit losses in the Group's existing trade receivables.  Bad debt expense is included in the administrative and general expenses.

The Group recognizes an allowance for doubtful receivables to ensure accounts and other receivables are not overstated due to uncollectibility.  Allowance for doubtful receivables is maintained for all customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience.  An additional allowance for individual accounts is recorded when the Group becomes aware of customers' or other debtors' inability to meet their financial obligations, such as bankruptcy filings or deterioration in the customer's or other debtor's operating results or financial position. If circumstances related to customers or debtors change, estimates of the recoverability of receivables will be further adjusted.

Deferred income taxes
(e)	Deferred income taxes

Amounts in the consolidated financial statements related to income taxes are calculated using the principles of Accounting Standards Codification ("ASC") 740 "Income Taxes".  ASC 740 requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting bases and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  Future tax benefits, such as net operating loss carry forwards, are recognized as deferred tax assets.  Recognized deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Lease prepayments
(f)	Lease prepayments and intangible assets

Lease prepayments represent the cost of land use rights in the People's Republic of China ("PRC"). Land use rights held by the Company are included in intangible assets.  The granted useful life of the land use rights is 50 years.  They are stated at cost and amortized on a straight-line basis over the period of a maximum of 30 years, in accordance with the business licenses of 30 years.

Property, plant and equipment
(g)	Property, plant and equipment

(i)	Property, plant and equipment are stated at cost less accumulated depreciation. Leasehold land and buildings are depreciated on a straight-line basis over 15 to 50 years, representing the shorter of the remaining term of the lease or the expected useful life to the Group.

(ii)	Other categories of property, plant and equipment are carried at cost and depreciated using the straight-line method over their expected useful lives to the Group. The principal estimated useful lives for depreciation are:

Plant and machinery	- 10 years

Furniture, fixtures and equipment	- 5 to10 years

Motor vehicles	- 5 years

(iii)	Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use.

(iv)	The cost of major improvements and betterments is capitalized, whereas the cost of maintenance and repairs is expensed in the year when they are incurred.

(v)	Any gain or loss on disposal is included in the consolidated statements of operations and comprehensive (loss) / income.

Impairment of long-lived assets and other acquired intangible assets
(h)	Impairment of long-lived assets including intangible assets

Long-lived assets held and used by the Group and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Group evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the asset. If such assets are considered to be impaired, the impairment loss is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets calculated using a discounted future cash flows analysis. Provisions for impairment made on other long-lived assets are disclosed in the consolidated statements of operations and comprehensive (loss) / income.  The Group has transferred all its production process to the factory in Xinxing, PRC, and the factory in Shenzhen is leased out to third party during the fiscal year ended March 31, 2014.  As a result, the Group performed an assessment of the value of the land, buildings and intangible assets of the factories in Shenzhen and Xinxing, PRC, and no provision for impairment was made by the Group (2013: $nil; 2012: $nil) based on the assessment.

Capital and operating leases
(i)	Capital and operating leases

Costs in respect of operating leases are charged against income on a straight-line basis over the lease term.  Leasing agreements, which transfer to the Group substantially all the benefits and risks of ownership of an asset, are treated as if the asset had been purchased outright.  The assets are included in property, plant and equipment ("capital leases") and the capital element of the lease commitments is shown as an obligation under capital leases.  The lease rentals are treated as consisting of capital and interest elements.  The capital element is applied to reduce the outstanding obligation and the interest element is charged against profit so as to give a consistent periodic rate of charge on the remaining balance outstanding at the end of each accounting period. Assets held under capital leases are depreciated over the useful lives of the equivalent owned assets or the lease term, whichever is shorter.

Revenue recognition
(j)	Revenue recognition

No revenue is recognized unless there is persuasive evidence of an arrangement, the price to the buyer is fixed or determinable, delivery has occurred and collectibility of the sales price is reasonably assured. Revenue is recognized when title and risk of loss are transferred to customers, which is generally the point at which products are leaving the ports of Hong Kong, or Shenzhen or Nansha (Guangzhou) as designated by our customers.  Shipping costs billed to the Company's customers are included within revenue. Associated costs are classified as part of cost of sales.

The Company provides to certain customers an additional one to two percent of the quantity of certain products ordered in lieu of a warranty, which are recognized as cost of sales when these products are shipped to customers from the Company's facilities.  In addition, certain products sold by the Company are subject to a limited product quality warranty.  The Company accrues for estimated incurred but unidentified quality issues based upon historical activity and known quality issues if a loss is probable and can be reasonably estimated.  During the fiscal year ended March 31, 2014, the company recorded $nil for such accrual (2013: $nil, 2012: $nil).  The standard limited warranty period is one to three years.  Quality returns, refunds, rebates and discounts are recorded net of sales at the time of sale and estimated based on past history.  All sales are based upon firm orders with fixed terms and conditions, which generally cannot be modified.  Historically, the Company has not experienced material differences between its estimated amounts of quality returns, refunds, rebates and discounts and the actual results. In all contracts, there is no price protection or similar privilege in relation to the sale of goods.

Rental income is recognized according to the rental agreements.  Rental income for non-uniform rent payments is recognized on a straight-line basis throughout the lease term.

Research and development costs
(k)	Research and development costs

Research and development costs include salaries, utilities and contractor fees that are directly attributable to the conduct of research and development progress primarily related to the development of new design of products. Research and development costs are expensed in the financial period in which they are incurred.

Advertising
(l)	Advertising

Advertising costs are expensed as incurred and are included within selling expenses. Advertising costs were approximately $5,000, $26,000 and $16,000 for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.

Income taxes
(m)	Income taxes

The Company complies with ASC 740 for uncertainty in income taxes recognized in financial statements.  ASC 740 prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  The Company's accounting policy is to treat interest and penalties as components of income taxes.

Foreign currency translations
(n)	Foreign currency translations

(i)	The Company's functional currency is the United States dollar. The financial statements of foreign subsidiaries where the United States dollar is the functional currency and which have transactions denominated in non-United States dollar currencies are translated into United States dollars at the exchange rates existing on that date. The translation of local currencies into United States dollars creates transaction adjustments which are included in net loss. Exchange differences are recorded in the statements of operations and comprehensive (loss) / income.

(ii)	The financial statements of foreign subsidiaries, where non-United States dollar currencies are the functional currencies, are translated into United States dollars using exchange rates in effect at period end for assets and liabilities and average exchange rates during each reporting period for statement of operations. Adjustments resulting from translation of these financial statements are reflected as a separate component of shareholders' equity in accumulated other comprehensive (loss) / income.

Stock options and warrants
(o)	Stock options and warrants

Stock options have been granted to employees, directors and non-employee directors. Upon exercise of the options, a holder can acquire shares of common stock of the Company at an exercise price determined by the board of directors. The options are exercisable based on the vesting terms stipulated in the option agreements or plan.

The Company follows the guidance of ASC 718, Accounting for Stock Options and Other Stock-Based Compensation.  ASC 718 requires companies to record compensation expense for share-based awards issued to employees and directors in exchange for services provided.  The amount of the compensation expense is based on the estimated fair value of the awards on their grant dates and is recognized over the required service periods. Our share-based awards include stock options and restricted stock awards.  The estimated fair value underlying our calculation of compensation expense for stock options is based on the Black-Scholes pricing model. Forfeitures of share-based awards are estimated at the time of grant and revised, if necessary, in subsequent periods if our estimates change based on the actual amount of forfeitures we have experienced.

Recent accounting pronouncements
(p)	Recent accounting pronouncements

In July 2013, the FASB issued ASU 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists".  The current practice in FASB ASC 740, "Income Taxes" does not include explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists.  The objective of this Update is to eliminate the diversity in practice in the presentation of unrecognized tax benefits.  This accounting standard update is effective for fiscal years, and interim within those years, beginning after December 15, 2013.  Early adoption is permitted.  The Company believes that its adoption of this Update will not have any material impact on its consolidated financial statements.

In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"). ASU 2014-08 amends the definition of a discontinued operation and requires entities to provide additional disclosures for both discontinued operations and disposal transactions that do not meet the discontinued-operations criteria. It is effective for annual periods beginning on or after December 15, 2014. We do not expect the adoption of this guidance to have a material effect on our consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers".  The objective of this Update is to remove inconsistencies and weaknesses in revenue requirements, and to simplify the preparation of financial statements by reducing the number requirements to which an entity must refer.  This accounting standard update is effective for fiscal years, and interim within those years, beginning after December 15, 2016.  Early adoption is not permitted.  The Company is currently evaluating the impact this Update will have on its consolidated financial statements.

We believe there is no additional new accounting guidance adopted, but not yet effective that is relevant to the readers of our financial statements. However, there are numerous new proposals under development which, if and when enacted, may have a significant impact on our financial reporting.